Note 11 - Finance Income and Expense from Continuing Operations (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information finance income (cost) [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Interest income on cash and cash equivalents	375	631	256
Interest expense on credit facility and term loan	(330)	—	—
Interest expense on obligations under finance leases	(237)	(266)	(198)
TOTAL (EXPENSE) / INCOME	(192)	365	58